PGIM Target Date 2060 Fund
Schedule of Investments (unaudited) as of April 30, 2025
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
Domestic Equity — 53.9%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	45,164	$566,807
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	81,678	3,418,241
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	92,496	804,711
		4,789,759
Fixed Income — 6.9%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	38,792	262,232
PGIM Total Return Bond Fund (Class R6)	29,525	354,296
		616,528
International Equity — 39.1%
PGIM Global Real Estate Fund (Class R6)	22,781	446,499
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	69,412	846,128
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	146,623	2,177,349
		3,469,976

Total Long-Term Investments (cost $7,897,038)		8,876,263

Short-Term Investment 0.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $40,684)	40,684	40,684

TOTAL INVESTMENTS 100.4% (cost $7,937,722)(wa)		8,916,947
Liabilities in excess of other assets (0.4)%		(33,572)

Net Assets 100.0%		$8,883,375

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2060 Fund